Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Significant Accounting Policies

4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation and consolidation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with U.S. GAAP and on a going concern basis.

The consolidated financial statements include the financial statements of the Company and its controlled operating entities, including the Group’s subsidiaries and VIEs. All inter-company balances and transactions within the Group have been eliminated on consolidation.

The Company has adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity. The Company’s management made evaluations of the relationships between the Company and its VIEs and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Group controls the shareholders’ voting interests in the VIEs. As a result of such evaluation, management concluded that the Group is the primary beneficiary of its VIEs. As a result, the Company consolidates all of its VIEs in its consolidated financial statements. Please refer to Note 3 — “VARIABLE INTEREST ENTITIES” for more details.

b. Use of estimates

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, mezzanine equity, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

c. Fair value measurement

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1	— observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	— other inputs that are directly or indirectly observable in the marketplace.

Level 3	— unobservable inputs which are supported by little or no market activity.

Company’s financial instruments include cash equivalents, restricted time deposits, accounts receivable, short-term investments, prepaid and other current assets, investments in debt securities, and other non-current assets, short-term and long-term accounts payable, receipts in advance and deferred revenue, accrued liabilities to suppliers, short-term and long-term bank loans and other short-term liabilities.

d. Cash and cash equivalents

The Company classifies all highly-liquid investments with original maturities of three months or less as cash equivalents. Cash equivalents comprise investments in time deposits that mature within three months, which are stated at cost, and money market funds, which are stated at fair market value.

e. Restricted time deposits — Loans from offshore banks, secured by time deposits

Loans from offshore branches of lending banks are classified as short-term bank loans or long-term bank loans based on their repayment periods. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The RMB onshore deposits securing the offshore loans are treated as restricted time deposits in the Company’s consolidated balance sheets. Restricted time deposits are valued based on the prevailing interest rates in the market.

f. Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company makes estimates of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if the Company’s customers are unable to make payments due to their deteriorating financial conditions.

g. Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. Since these investments’ maturity dates are within one year, they are classified as short-term investments.

h. Fixed assets and depreciation

Fixed assets, mainly comprising office buildings, leasehold improvements, building improvements, office furniture, vehicles, and computer equipment (including servers) are stated at cost less accumulated depreciation and impairment. Fixed assets are depreciated at rates sufficient to write off their costs less impairment, if any, over the estimated useful lives of the assets on a straight-line basis, with no residual value. The estimated useful lives are as follows:

Estimated useful life
Office building	36-47 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Building improvements	10 years
Office furniture	5 years
Vehicles	4-10 years
Computer equipment (including servers)	4 years

Expenditure for maintenance and repairs is expensed as incurred. The gain or loss on the disposal of fixed assets is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in operating expenses in the consolidated statements of comprehensive income.

i. Intangible assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies, trademarks and domain names, and cinema advertising slot rights. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Estimated useful life
Operating rights for licensed games	Contract terms
Computer software	1-5 years
Developed technologies	3-5 years
Trademarks and domain names	5-30 years
Cinema advertising slot rights	Contract terms

j. Long-term investments

Equity investments

Investments in entities over which the Company does not have significant influence are recorded as equity investments and are accounted for by the cost method. Investments in entities over which the Company has significant influence but does not control are also recorded as equity investments and are accounted for by the equity method. Under the equity method, the Company’s share of the post-acquisition profits or losses of equity investments is recognized in the Company’s consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the Company’s consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which the Company has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which the Company has recorded an equity investment equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the equity investee.

Investments in debt securities

Investments in securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities and are included in long-term investments. Available-for-sale securities are reported at fair value, with unrealized gains or losses recorded in other comprehensive income or losses in the consolidated balance sheets. Realized gains or losses are included in the consolidated statements of comprehensive income during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

k. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it was determined that it was more likely than not that their fair values were less than the units’ carrying amounts, the Group performed the first step of a two-step quantitative goodwill impairment test. After performing the assessment, if the carrying amounts of the reporting units were higher than their fair values, the Group performed the second step of the two-step quantitative goodwill impairment test.

If the Company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

l. Impairment of long-lived assets and intangible assets

The carrying amounts of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company tests impairment of long-lived assets and intangible assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

m. Receipts in advance and deferred revenues

For the operation of PC games, proceeds received from sales of prepaid game cards are initially recorded as receipts in advance. For the online advertising and cinema advertising services, cash payments, which are received in advance of the delivery of services pursuant to applicable advertising contracts, are recorded as receipts in advance.

For self-operated games, deferred revenues are recognized when the game points are sold through the Company’s online payment platform or when prepaid cards are charged by the players to their respective game accounts. The deferred revenues are amortized when virtual items are consumed. For licensed out games, deferred revenues represent the unamortized balance of license fees paid by third-party operators, and the deferred revenues are amortized on a straight-line basis through the service period.

n. Contingent consideration

The acquisition of Doyo included a contingent consideration arrangement that required additional consideration to be paid by the Group based on the financial performance of Doyo for the fiscal years 2013 through 2015. The fair value of the contingent consideration was recognized on the acquisition date using the income approach/ discounted cash flow method with a scenario analysis applied. There were no indemnification assets involved.

In September 2015, Changyou entered into an agreement to sell all of the equity interests of Doyo. The aggregate consideration under the agreement includes cash consideration of approximately $2.9 million, and forgiveness, effective upon the completion of the sale, of contingent consideration payable to former members of the management of Doyo in the amount of $6.0 million. The transaction was completed on October 27, 2015. As a result, there was no contingent consideration as of December 31, 2015.

o. Mezzanine equity

Mezzanine equity consists of non-controlling interest in 7Road and a put option pursuant to which the non-controlling shareholders had the right to put their equity interests in 7Road to the Company at a pre-determined price if 7Road achieved specified performance milestones before the expiry of the put option and 7Road did not complete an initial public offering. The put option expired in 2014. Since the occurrence of the put was not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculated, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the 7Road acquisition to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of 7Road based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity was adjusted by an accumulative amount equal to the higher of (i) and (ii). On May 1, 2013, the Company entered into an agreement to acquire all of the ordinary shares of 7Road held by the non-controlling shareholders and all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease. The acquisition closed on June 5, 2013. Under ASC 810-10, changes in a parent’s ownership interest while the parent retains control of its subsidiary are accounted for as equity transactions, and do not impact net income or comprehensive income in the consolidated financial statements. Following the closing of the acquisition, $2.4 million, representing the excess of the amount of the mezzanine-classified non-controlling interest in 7Road over the purchase price as of the closing date, was recorded in the Group’s equity accounts. As Gamease held all of the equity interests in Shenzhen 7Road following the closing of the acquisition, no mezzanine equity existed as of December 31, 2013 and 2014.

p. Non-controlling interest

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder. Currently, the non-controlling interests in the Company’s consolidated financial statements consist primarily of non-controlling interests for TalkTalk and MoboTap.

q. Treasury shares

On July 27, 2013, the Company’s Board of Directors authorized a share repurchase program of up to $100 million of the outstanding ADSs of Changyou over a two-year period from July 27, 2013 to July 26, 2015. The Company accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares. If and when the Company cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital. See Note 26 — “TREASURY SHARES”.

r. Functional currency and foreign currency translation

Functional currency

An entity’s functional currency is the currency of the primary economic environment in which it operates, and normally is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company and its subsidiaries in the United States, the Cayman Islands, the British Virgin Islands and Hong Kong is the U.S. dollar. The functional currencies of the Company’s subsidiaries and VIEs in other countries are the national currencies of those counties, rather than the U.S. dollar.

Foreign currency translation

Financial statements of entities with functional currencies other than the U.S. dollar are translated into the U.S. dollar, which is the reporting currency. Assets and liabilities are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average exchange rates in effect during the reporting period. Shareholders’ equity accounts are translated using the historical exchange rates at the date the entry to shareholders’ equity was recorded, except for the change in retained earnings during the year, which is translated using the historical exchange rates used to translate each period’s income statement. Differences resulting from foreign currency translation to the reporting currency are recorded in accumulated other comprehensive income in the consolidated balance sheets.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of comprehensive income.

s. Revenue recognition

The Group recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. The recognition of revenues involves certain management judgments. The amount and timing of the Group’s revenues could be materially different for any period if management made different judgments or utilized different estimates.

Online game business

The Group’s online game business offers to game players PC games, mobile games and Web games. All of its games are operated under the item-based revenue model, where the basic game play functions are free of charge and players are charged for purchases of in-game virtual items, including those with a predetermined expiration time and perpetual virtual items. Revenues that the Group generates from self-operated and licensed out online games are included in online game revenues.

Self-Operated Games

The Group is the primary obligor of the self-operated games. The Group hosts the games on its own servers and is responsible for the sale and marketing of the games as well as the customer services. Accordingly, revenues are recorded gross of revenue-sharing payments to third-party developers and/or mobile application stores, but are net of business tax and discounts to game card distributors where applicable. The Group obtains revenues from the sale of in-game virtual items. Revenues are recognized over the estimated lives of the virtual items purchased by game players or as the virtual items are consumed. If different assumptions were used in deriving the estimated lives of the virtual items, the timing of the recording of the revenues would be impacted.

PC games

Proceeds from the self-operation of PC games are collected from players and third-party game card distributors through sales of game points on the online payment platform and prepaid game cards.

Self-operated PC games are either developed in house or licensed from third-party developers. For licensed PC games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to third-party developers are included in the Group’s cost of revenues.

Mobile games

For self-operated mobile games, the Group sells game points to game players via third party mobile application stores. The mobile application stores in turn pay the Group proceeds after deducting their share of pre-agreed revenue-sharing amounts.

Self-operated mobile games are either developed in house or licensed from or jointly developed with third-party developers. For licensed and jointly developed mobile games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements.

Such revenue-sharing amounts paid to mobile application stores and third-party developers are included in the Group’s cost of revenues.

Web games

Proceeds from self-operated Web games are collected from players through the sale of game points.

Licensed Out Games

The Group also authorizes third-parties to operate its online games. The licensed out games include PC games, mobile games and Web games developed in house and mobile games jointly developed with third-party developers. The Group receives monthly revenue-based royalty payments from all the third-party licensee operators. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to operate the Group’s games in specified geographic areas. Since the Group is obligated to provide post-sale services, the initial license fees are recognized as revenue ratably over the license period, and monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group remits to the third-party developers a pre-agreed percentage of revenues from jointly developed and licensed out mobile games, and recognizes revenues on a net basis.

Platform channel business

The Group’s platform channel business mainly consists of the game information portal operated on the 17173.com Website, the Dolphin Browser and RaidCall. The Group’s platform channel business generates online advertising revenues, which are derived primarily from the 17173.com Website; IVAS revenues, which are derived from other products and services that the Group offers; and a small amount of revenues derived from online games operated by MoboTap.

17173. com Website

The Group’s online advertising revenues are mainly generated from the 17173.com Website. The Group signs contracts with the advertisers to fix the advertising services to be provided and the prices for the services. Based on the contracts, the Group provides advertisement placements on the 17173.com Website in different forms, including text, rich media and video advertisements.

To determine the method of recognition of online advertising revenues, prior to entering into contracts, management makes a credit assessment of customers to assess the collectability of amounts due under the contracts. For those contracts for which collectability is determined to be reasonably assured, revenues are recognized ratably over the period during which the advertising services are provided and when all revenue-recognition criteria have been met. For those contracts for which collectability is determined to be not reasonably assured, revenues are recognized only when the cash is received and all other revenue-recognition criteria have been met.

The Group treats advertising contracts for the 17173.com Website with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenues on a regular basis during the contract periods when each deliverable service is provided. Since the contract price is for all the deliverables under one advertising contract, the Group allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No. 2009-13. The Group first uses vendor-specific objective evidence of selling price, if it exists. If vendor-specific objective evidence of selling price does not exist, the Group uses third-party evidence of selling price. If neither vendor-specific objective evidence of selling price nor third-party evidence of selling price exists, the Group uses management’s best estimate of the selling price for the deliverables.

Dolphin Browser, RaidCall and wan.com Website

The Group provides IVAS, which consists primarily of software applications for PCs and mobile devices, such as the Dolphin Browser and RaidCall. Prior to March 2015, IVAS revenues also included revenues generated from the wan.com Website. Revenues from IVAS are recognized under the gross method, as the Group is the principal obligor for provision of the services.

Online game revenues generated from MoboTap

The Group also generates a small amount of online game revenues from its in-house developed or licensed online games operated by MoboTap. Such revenues are recognized under the gross method, as the Group is the principal obligor for provision of the services.

Others business

Revenues generated from the cinema advertising business are classified as others revenues. The Group provides clients advertising placements in slots that are shown in theatres before the screening of movies. The rights to place advertisements in such advertising slots are granted under contracts the Group signs with different theatres. When all the recognition criteria are met, revenues from cinema advertising are recognized based on a percentage of the advertising slots actually delivered or on a straight-line basis over the contract period.

t. Cost of revenues

Cost of online game revenues consists primarily of salary and benefits expense, revenue-sharing payments, bandwidth leasing costs, PRC business tax and value-added tax which primarily arise from the revenue that AmazGame and Gamespace derive from their contractual arrangements with Gamease and Guanyou Gamespace, respectively, depreciation expense, amortization of licensing fees, and other direct costs.

Cost of online advertising revenues consists primarily of salary and benefits expense, bandwidth leasing costs, depreciation expenses, and advertising design costs.

Cost of IVAS revenues consists primarily of bandwidth leasing costs and revenue-sharing payments to third-party developers and service providers.

Cost of others revenues consists primarily of payments to theatres for pre-film screening advertising slots.

u. Product development expenses

The product development expenses include the costs incurred for the development of the business prior to the establishment of technological feasibility and maintenance costs incurred after the establishment of technological feasibility. During the fiscal years ended December 31, 2013, 2014 and 2015, the Group did not capitalize any product development expenses.

v. Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred.

w. Government grant

A government grant is recognized when the grant is received and the relevant requirements have been complied with. Government grants are generally recorded as other income, and grants for which the government stipulates specified uses are recorded as a reduction in operating expenses and cost of revenues.

x. Operating leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Company from the leasing company are charged to the Group’s consolidated statements of comprehensive income on a straight-line basis over the lease periods.

y. Share-based compensation expense

Share-based compensation expense is for share awards, including ordinary shares, share options, restricted shares and restricted share units, granted by the Company to employees and directors. For share-based awards for which a grant date has occurred, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income based on the fair value of the related share-based awards on their grant dates. For share-based awards for which the service inception date precedes the grant date, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income beginning on the service inception date and is re-measured on each subsequent reporting date before the grant date, based on the estimated fair value of the related share-based awards.

Changyou has two incentive plans in 2015 for the granting of share-based awards, including share options, restricted shares and restricted share units, to their employees and directors. See Note 18 “SHARE-BASED COMPENSATION”

For share-based awards, in determining the fair value of ordinary shares, share options, restricted shares and restricted share units granted before the shares underlying the awards were publicly traded, the income approach/discounted cash flow method with a discount for lack of marketability was applied. In determining the fair value of restricted share units granted shortly before Changyou’s initial public offering, the fair value of the underlying shares was determined based on the offering price in the initial public offering. In determining the fair value of restricted share units granted after Changyou’s initial public offering, the public market price of the underlying shares on the grant dates is applied. The fair value of share options for which the service inception date preceded the grant date was re-measured on each subsequent reporting date before the grant date based on the public market price of the underlying shares. In determining the fair value of share options granted by Sohu to employees of Changyou prior to its initial public offering, the Company applied the Black-Scholes valuation model.

Determining the fair value of the ordinary shares not publicly traded required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The assumptions used in share-based compensation expense recognition represent management’s best estimates based on historical experience and consideration to developing expectations about the future. However, these estimates involve inherent uncertainties and the application of management judgment. If factors change or different assumptions are used, the share-based compensation expense could be materially different for any period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for that number of awards.

z. Deferred compensation

Deferred compensation consists of arrangements where employees are entitled to payments at designated future dates for current or past services. Deferred compensation expense is accrued over the period of the applicable employee’s service at a rate that is estimated to result in there being an amount accrued, as of date when the employee will be entitled to have received the deferred payments in full, equal to the present value of such deferred payments as of the date of the creation of the deferred payment arrangement.

On February 8, 2014, the Company’s Board of Directors approved three new employee incentive plans with terms of 10 years, commencing January 1, 2014. Under two of these three plans, the Company could have distributed cash compensation of up to 10% of the Company’s annual net profits after certain adjustments. The third employee incentive plan was structured to allow eligible employees to receive up to 20% of the annual adjusted net profits of projects that they worked on. In December 2014, the Company’s management reassessed the estimated compensation expense related to these three employee incentive plans and the Company reversed accruals associated with the compensation expense previously recognized for these plans in a total amount of $32.2 million. Our management also recommended cancelling the three employee incentive plans, and replacing them with a new cash bonus plan commencing in 2015. Our Board of Directors approved the cancellation of the three incentive plans on February 7, 2015.

aa. Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. The deferred tax assets are reduced by a valuation allowance if it is considered based on available evidence more likely than not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax liability is not recognized for undistributed earnings of a PRC subsidiary if the subsidiary has invested or will invest the undistributed earnings indefinitely.

ab. Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

ac. Earnings (Losses) per share

Basic earnings (losses) per share are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options and shares issuable upon the settlement of restricted share units. Potential ordinary shares are accounted for in the computation of diluted earnings (losses) per share using the treasury share method. Potential ordinary shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings (losses) per share is computed on Class A ordinary shares and Class B ordinary shares together, because both classes have the same dividend rights and the same participation rights in the Company’s undistributed earnings (losses).

ad. Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment and unrealized gain (loss) on available-for-sale securities.

ae. Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or a decision making group, in deciding how to allocate resources and in assessing performance. Prior to November 2, 2014, the Company’s CODM was its former Chief Executive Officer, and beginning November 2, 2014, the Company’s CODMs are its Co-Chief Executive Officers.

The Company’s organizational structure is based on a number of factors that the CODMs use to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODMs to evaluate the operating segment results.

The Company determined that as of December 31, 2013 the business segments that constituted its then primary reportable segments were the Online Game segment, which consisted of PC games and Web games, and the 17173 Business segment, which provided online advertising services and IVAS.

In 2014, the Company expanded its online game business to include mobile games, and the CODMs determined that the operation of mobile games should be reviewed under the Online Game segment. In addition, the Group developed and acquired software applications for PCs and mobile devices intended to strengthen the Group’s competitiveness in the Internet sector. In 2014, the Group launched the wan.com Website, which offered to game players Web games of third-party developers. The CODMs determined that software applications for PCs and mobile devices and the wan.com Website should be reviewed together as one operating segment identified as the software segment. Due to the similarity of the economic characteristics of the operations of the software applications and the wan.com Website included in the software segment to those of the 17173.com Website, the software segment was aggregated with the existing 17173.com segment under the Platform Channel segment. Cinema advertising was not deemed significant enough to qualify as a separate, reportable segment and therefore was included in “Others.” Accordingly, as of December 31, 2014 the business segments that constituted the Company’s primary reportable segments were the Online Game segment, which consisted of PC games, mobile games and Web games, and the Platform Channel segment, which consisted of online advertising services offered on the 17173.com Website and IVAS.

The Group ceased operating the wan.com Website in March 2015. As a result, thereafter IVAS aggregated with 17173.com segment in the Platform Channel segment consisted solely of software for PCs and mobile devices. As of December 31, 2015, the business segments that constituted the Company’s primary reportable segments were the Online Game segment, which consists of PC games , mobile games and Web games, and the Platform Channel segment, which consists primarily of online advertising services on the 17173.com Website, and a relatively small amount of IVAS. Cinema advertising is not deemed significant enough to qualify as a separate, reportable segment and therefore is included in “Others.”

af. Recently issued accounting standards

On May 28, 2014, the FASB and IASB issued their long-awaited converged standard on the recognition of revenue from contracts with customers. The standard is intended to improve the financial reporting of revenue and improve comparability of the top line in financial statements globally. The FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers, to supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, the amendments supersede some cost guidance included in Subtopic 605-35, Revenue Recognition — Construction — Type and Production — Type Contracts. For a public business entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February 2015, the FASB issued Consolidation (Topic 810) —Amendments to the Consolidation Analysis. The amendments in Topic 810 respond to stakeholders’ concerns about the current accounting for consolidation of variable interest entities, by changing aspects of the analysis that a reporting entity must perform to determine whether it should consolidate such entities. Under the amendments, all reporting entities are within the scope of Subtopic 810-10, Consolidation—Overall, including limited partnerships and similar legal entities, unless a scope exception applies. The amendments are intended to be an improvement to current U.S. GAAP, as they simplify the codification of FASB Statement No. 167, Amendments to FASB Interpretation No. 46(R), with changes including reducing the number of consolidation models through the elimination of the indefinite deferral of Statement 167 and placing more emphasis on risk of loss when determining a controlling financial interest. The amendments are effective for publicly-traded companies for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The implementation of this update is not expected to have any material impact on the Group’s condensed consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update.